Restrictions on Cash and Due from Bank Accounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Investments [Abstract]
Average reserve balances with FRB	$ 4.7	$ 3.6